Financial Assets and Financial Liabilities - Schedule of Changes in Liabilities Arising From Financing Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 2,115,053		¥ 2,016,140
Effect of adoption of IFRS 16			96,804
Cash flows	136,159		(11,304)
Addition	15,256		11,473
Accretion of interest	2,198		2,918
Foreign exchange movement	1,228		(1,469)
Translation reserve	(116)		491
Ending balance	2,269,778	$ 350,745	2,115,053
Increase (decrease) due to changes in accounting policy [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			2,112,944
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,055,046		2,001,014
Cash flows	(326,280)		39,979
Foreign exchange movement	1,228		(1,469)
Translation reserve	6		444
Other			15,078
Ending balance	1,730,000	267,334	2,055,046
Short-term borrowings [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			2,001,014
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			15,078
Cash flows	500,000
Other			(15,078)
Ending balance	500,000	77,264
Long-term borrowings [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			15,078
Obligations under finance leases current [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			14
Effect of adoption of IFRS 16			(14)
Obligations under finance leases noncurrent [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			34
Effect of adoption of IFRS 16			(34)
Lease Liabilities Current [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	28,633
Effect of adoption of IFRS 16	(37,561)		42,457
Cash flows			(51,283)
Addition	4,039		6,008
Accretion of interest	2,198		2,918
Translation reserve	409		24
Other	25,037		28,509
Ending balance	22,755	3,516	28,633
Lease Liabilities Current [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			42,457
Lease Liabilities Noncurrent [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	31,374
Effect of adoption of IFRS 16			54,395
Addition	11,217		5,465
Translation reserve	(531)		23
Other	(25,037)		(28,509)
Ending balance	¥ 17,023	$ 2,631	31,374
Lease Liabilities Noncurrent [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			¥ 54,395